Financial instruments and risks	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risks	Financial instruments and risks
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
The Company holds the following financial instruments (in USD thousands):

	December 31,
	2024	2023
Financial assets at amortized cost
Cash and cash equivalents	$80,226	$123,251
Accounts receivable	7,436	13,557
Other financial non-current assets	994	1,382
Total financial assets at amortized cost	$88,656	$138,190
Financial assets at fair value through statement of loss
Total financial assets	$88,656	$138,190
Financial liabilities at amortized cost
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Lease liabilities	16,793	18,601
Borrowings	13,237	—
Total financial liabilities at amortized cost	48,467	41,800
Financial liabilities at fair value through statement of loss
Warrant obligations	444	—
Total financial liabilities	$48,911	$41,800
The Company’s exposure to various risks associated with the financial instruments is discussed below in “Financial risk management.” The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above. See Note 12 – “Accounts receivable” for expected credit loss provisions on accounts receivable.
Fair value measurement
As of December 31, 2024 and 2023, the carrying amount was a reasonable approximation of fair value for the following financial assets and liabilities:
Financial assets
•Cash and cash equivalents
•Accounts receivable
•Other non-current assets—lease deposits
Financial liabilities
•Accounts payable
•Accrued liabilities
•Lease liabilities
•Borrowings
Fair value measurement methodology
The Company measures financial instruments at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for the asset or liability.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset or by selling it to another market participant.
The Company uses valuation techniques to measure fair value maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
Level 2—Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
Level 3—Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Management determines the policies and procedures for both recurring fair value measurement and for non-recurring measurement with the involvement of experts and external consultants when needed.
The Company holds money market funds which are classified as cash equivalents which are measured as a level 1 valuation. Refer to Note 11 – “Cash and cash equivalents.” The Company also has warrant obligations related to the Perceptive Credit Agreement, which are measured as a level 2 valuation. Refer to Note 23 — “Borrowings”.
Recurring fair-value measurements
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$39,586	$—	$—
Total financial assets	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$444	$—
Total financial liabilities	$—	$444	$—
The following table presents the Company’s fair value hierarchy for its financial assets that were measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$60,683	$—	$—
Total financial assets	$60,683	$—	$—
The Company had no financial liabilities measured at fair value on a recurring basis as of December 31, 2023.
In 2024 and 2023 there were no significant changes in the business or economic circumstances that affect the fair value of the Company’s financial assets and financial liabilities. There were also no transfers between categories.
Financial risk management
Financial risks
Senior management regularly reviews the Company’s cash forecast and related risks. They also perform the risk assessment, define any necessary measures and ensure the monitoring of the internal control system.
The Company’s principal financial liabilities include borrowings and accounts payable. The Company’s principal financial assets include cash and cash equivalents and accounts receivable.
In the course of its business, the Company is exposed to a number of financial risks including credit and counterparty risk, funding and liquidity risk, and market risk (i.e. foreign currency risk and interest rate risk). This note presents the Company’s objectives, policies, and processes for managing these risks.
Credit and counterparty risk management
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities, primarily accounts receivable.
Concentration risk arises when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political, or other conditions.
The Company’s policy with regard to assessing and providing for expected credit losses on accounts receivable is set out in Note 12 – “Accounts receivable.”
Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy.
Financial transactions are predominantly entered into with investment grade financial institutions and in principle the Company requires a minimum long-term rating of A3/A- for its cash investments and term deposits. The Company may deviate from this requirement from time to time for operational reasons. The highest exposure to a single financial counterparty within cash and cash equivalents and term deposits amounted to $26.1 million and $43.7 million as of December 31, 2024 and 2023, respectively.
Other non-current financial assets include cash deposits for leases.
Funding and liquidity risk management
Funding and liquidity risk is the risk that a company may encounter difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. Such risk may result from inadequate market depth or disruption or refinancing problems.
The Company views equity funding as its primary source of liquidity only partly complemented with revenue generated from the sale of the platform, applications, products, and services and borrowings. The Company has $15.0 million of outstanding term loans under the Perceptive Credit Agreement, see Note 23 – “Borrowings” for additional information. Short term liquidity is managed based on projected cash flows. As of December 31, 2024 and 2023, the Company’s liquidity consisted of $80.2 million and $123.3 million in cash and cash equivalents, respectively. On the basis of the current operating performance and liquidity position, management believes that the available cash balances will be sufficient for operating activities, working capital, interest, capital expenditures and scheduled debt repayments for the next 12 months.
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cash flows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2024
Lease liabilities	$16,793	$2,739	$12,518	$4,469	$19,726
Accounts payable	5,220	5,220	—	—	5,220
Accrued expenses	13,217	13,217	—	—	13,217
Borrowings	13,237	—	15,000	—	15,000
Total contractual liabilities	$48,467	$21,176	$27,518	$4,469	$53,163

December 31, 2023
Lease liabilities	$18,601	$3,195	$9,729	$6,364	$19,288
Accounts payable	5,391	5,391	—	—	5,391
Accrued expenses	17,808	17,808	—	—	17,808
Total contractual liabilities	$41,800	$26,394	$9,729	$6,364	$42,487
Market risk
Market risk includes currency risk and interest rate risk.
Currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.
The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2024	2023	2024	2023	2022
Currency	Spot rate		Average rate
USD/CHF	0.90740	0.84110	0.88064	0.89855	0.95500
USD/EUR	0.96530	0.90580	0.92455	0.92478	0.95146
USD/GBP	0.79870	0.78440	0.78267	0.80428	0.81177
USD/BRL	6.17360	4.85250	5.39155	4.97372	5.16678
The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2024, 2023, and 2022 the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

	December 31,
	2024			2023			2022
Increase / (decrease) in USD/CHF exchange rate by 10%	562	/	(562)	3,034	/	(3,034)	6,614	/	(6,614)
Increase / (decrease) in EUR/CHF exchange rate by 10%	(75)	/	75	508	/	(508)	(94)	/	94
Increase / (decrease) in GBP/CHF exchange rate by 10%	25	/	(25)	(23)	/	23	(83)	/	83
Increase / (decrease) in USD/EUR exchange rate by 10%	(2,605)	/	2,605	(513)	/	513	503	/	(503)
The Company’s exposure to foreign currency changes for all other currencies is not material. The Company does not use derivative financial instruments to hedge exposures and under no circumstances may enter into derivative instruments for speculative purposes.
The sensitivity of the Company’s reported equity or net assets to possible changes in foreign exchange rates is measured at the consolidated level as it depends on the presentation currency selected for the consolidated financial statements. Such effects are reported not in income but in the currency translation account within other reserves. As of December 31, 2024 and 2023 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

	December 31,
	2024			2023
Increase / (decrease) in USD/CHF exchange rate by 10%	(1,520)	/	1,520	(1,552)	/	1,552
Increase / (decrease) in USD/EUR exchange rate by 10%	2,244	/	(2,244)	383	/	(383)
Increase / (decrease) in USD/GBP exchange rate by 10%	61	/	(61)	18	/	(18)
Interest rate risk
The Company’s cash and cash equivalents are subject to market risk associated with interest rate fluctuations. Fixed rate securities may have their market value adversely affected due to a rise in interest rates. The Company concluded that fluctuations in the interest rate did not have a material impact on the Company’s cash and cash equivalents balances.
As of December 31, 2024, the Company currently has $15.0 million of debt outstanding under the Perceptive Credit Agreement. Based on the terms of the Perceptive Credit Agreement, the monthly interest expense fluctuates based on the SOFR reference rate that is two business days prior to the first day of the preceding calendar month. Given the Company’s outstanding debt under this agreement, the Company is subject to interest rate risk related to debt obligations if the SOFR were to move significantly.